Goodwill and other intangible assets - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets
At January 1	[1]	$ 9,773
At December 31	[1]	9,662	$ 9,773
Goodwill
Goodwill	[1]	(14,920)
Charge for the year		361	167	$ 276
Goodwill	[1]	(16,039)	(14,920)
Integrated Gas
Other intangible assets
At December 31		3,900
Goodwill
Goodwill		(4,900)
Cost
Other intangible assets
At January 1		19,259	17,957
Additions		3,601	3,674
Sales, retirements and other movements		(2,290)	(2,175)
Currency translation differences		(378)	(197)
At December 31		20,192	19,259	17,957
Goodwill
Goodwill		(16,117)	(15,101)
Additions		1,954	1,546
Sales, retirements and other movements		(351)	(464)
Currency translation differences		(163)	(66)
Goodwill		(17,557)	(16,117)	(15,101)
Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1		(9,486)	(9,286)
Currency translation differences		144	97
Charge for the year		1,325	1,164
Sales, retirements and other movements		(137)	(867)
At December 31		(10,530)	(9,486)	(9,286)
Goodwill
Goodwill		1,197	1,062
Sales, retirements and other movements		0	23
Currency translation differences		39	9
Charge for the year		360	167
Goodwill		1,518	1,197	1,062
LNG off-take and sales contracts
Other intangible assets
At January 1		4,566
At December 31		3,773	4,566
LNG off-take and sales contracts | Cost
Other intangible assets
At January 1		9,833	10,030
Additions		0	0
Sales, retirements and other movements		0	(197)
Currency translation differences		0	0
At December 31		9,833	9,833	10,030
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1		(5,267)	(4,668)
Currency translation differences		0	0
Charge for the year		793	796
Sales, retirements and other movements		0	(197)
At December 31		(6,060)	(5,267)	(4,668)
Environmental certificates
Other intangible assets
At January 1		2,747
At December 31		2,201	2,747
Environmental certificates | Cost
Other intangible assets
At January 1		2,747	1,013
Additions		2,338	3,147
Sales, retirements and other movements		(2,749)	(1,371)
Currency translation differences		(135)	(42)
At December 31		2,201	2,747	1,013
Environmental certificates | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1
Currency translation differences
Charge for the year
Sales, retirements and other movements
At December 31
Other
Other intangible assets
At January 1		2,460
At December 31		3,688	2,460
Other | Cost
Other intangible assets
At January 1		6,679	6,914
Additions		1,263	527
Sales, retirements and other movements		459	(607)
Currency translation differences		(243)	(155)
At December 31		8,158	6,679	6,914
Other | Depreciation, depletion and amortisation, including impairments
Other intangible assets
At January 1		(4,219)	(4,618)
Currency translation differences		144	97
Charge for the year		532	368
Sales, retirements and other movements		(137)	(670)
At December 31		(4,470)	(4,219)	$ (4,618)
Software
Other intangible assets
At January 1		456
At December 31		$ 583	$ 456

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.